BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 35,140	$ 44,441
Marketable securities	30,654	0
Prepaid expenses and other current assets	1,450	2,200
Total current assets	67,244	46,641
Property and equipment, net	54	39
Operating lease right-of-use asset	318	240
Deferred offering costs	2,739	0
Security deposit	21	31
Total assets	70,376	46,951
Current liabilities:
Accounts payable	5,711	4,755
Total accrued liabilities	12,803	4,744
Total current liabilities	18,514	9,499
Operating lease liability, net	192	147
Other noncurrent liabilities	121	66
Preferred stock warrants liability	871	994
Total liabilities	19,698	10,706
Commitments and contingencies (Note 6)
Convertible preferred and common stock:
Total convertible preferred and common stock	143,390	60,414
Stockholders' deficit:
Common stock, par value of $0.001 per share; 79,218,247 Class A shares authorized, and 9,915,013 shares issued at December 31, 2022 and 2023, respectively, and 9,629,171 and 9,739,818 shares outstanding at December 31, 2022 and 2023, respectively	10	10
Additional paid-in capital	2,517	1,098
Accumulated deficit	(95,245)	(25,277)
Accumulated other comprehensive income	6	0
Total stockholders’ deficit	(92,712)	(24,169)
Total liabilities, convertible preferred and common stock and stockholders’ deficit	70,376	46,951
Series A Convertible Preferred Stock
Convertible preferred and common stock:
Total convertible preferred and common stock	$ 44,621	$ 44,621
Stockholders' deficit:
Temporary equity, shares outstanding (in shares)	21,977,282	21,977,282
Temporary equity, shares issued (in shares)	21,977,282	21,977,282
Series A-1 Convertible Preferred Stock
Convertible preferred and common stock:
Total convertible preferred and common stock	$ 9,893	$ 9,893
Stockholders' deficit:
Temporary equity, shares outstanding (in shares)	2,950,548	2,950,548
Temporary equity, shares issued (in shares)	2,950,548	2,950,548
Series B Convertible Preferred Stock
Convertible preferred and common stock:
Total convertible preferred and common stock	$ 82,976	$ 0
Stockholders' deficit:
Temporary equity, shares outstanding (in shares)	28,019,181	0
Temporary equity, shares issued (in shares)	28,019,181	0
Class B convertible common stock
Convertible preferred and common stock:
Total convertible preferred and common stock	$ 5,900	$ 5,900
Stockholders' deficit:
Temporary equity, shares outstanding (in shares)	2,744,184	2,744,184
Temporary equity, shares issued (in shares)	2,744,184	2,744,184